Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
8.	Revenue
The Group generates revenue primarily from the sale of its products (net of returns and discounts), and from fees for royalties and licenses received from third parties.
Breakdown of revenue by sales channel:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Direct To Consumer (DTC)	247,013	247,460	186,813
Wholesale	161,516	164,359	116,417
Other	17,649	10,493	5,592

Total revenue by sales channel	426,178	422,312	308,822

Breakdown of revenue by geographic area:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
EMEA	201,871	205,715	148,197
North America	147,310	145,519	106,701
Greater China	53,188	48,876	42,518
Other Asia	23,809	22,202	11,406

Total revenue	426,178	422,312	308,822